Supplement (Retail)	12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Distribution Focus Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Managed Payout Funds

Supplement to the Prospectus Dated March 28, 2013

Changes in Underlying Fund Allocations

Each of the Vanguard Managed Payout Funds has reallocated a portion of its bond holdings to Vanguard Total International Bond Index Fund, as previously approved by the Funds' board of trustees.

The Funds do not have fixed asset allocations. As described in the prospectus, the exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations.

Prospectus Text Changes

The following replaces similar text under 'Primary Investment Strategies' for each Fund:

Bonds and Cash. The Fund may invest in Vanguard Total Bond Market II Index Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Total International Bond Index Fund (and/or other Vanguard bond funds) to capture the investment returns of U.S. and foreign fixed income markets. Through its investments in one or more Vanguard bond funds, the Fund will indirectly invest, to varying degrees, in a wide spectrum of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund may also invest a portion of its assets in a Vanguard money market fund that invests in high-quality, short-term money market instruments.

In each Fund's 'Primary Risks' section, the following replaces the first paragraph under Bond Risks:

The Fund's investments in underlying funds that invest in bonds or money market instruments subject it to bond risks, such as interest rate risk, income risk, credit risk, call risk, and, to a limited extent, event risk. The Fund is also subject to risks associated with investments in currency-hedged foreign bonds, including country/regional risk and currency hedging risk.

Within the same section, the following text is added after the fourth bullet:

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies.

Currency hedging risk is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1497 062013

Vanguard Managed Payout Growth and Distribution Fu
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Managed Payout Funds

Supplement to the Prospectus Dated March 28, 2013

Changes in Underlying Fund Allocations

Each of the Vanguard Managed Payout Funds has reallocated a portion of its bond holdings to Vanguard Total International Bond Index Fund, as previously approved by the Funds' board of trustees.

The Funds do not have fixed asset allocations. As described in the prospectus, the exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations.

Prospectus Text Changes

The following replaces similar text under 'Primary Investment Strategies' for each Fund:

Bonds and Cash. The Fund may invest in Vanguard Total Bond Market II Index Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Total International Bond Index Fund (and/or other Vanguard bond funds) to capture the investment returns of U.S. and foreign fixed income markets. Through its investments in one or more Vanguard bond funds, the Fund will indirectly invest, to varying degrees, in a wide spectrum of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund may also invest a portion of its assets in a Vanguard money market fund that invests in high-quality, short-term money market instruments.

In each Fund's 'Primary Risks' section, the following replaces the first paragraph under Bond Risks:

The Fund's investments in underlying funds that invest in bonds or money market instruments subject it to bond risks, such as interest rate risk, income risk, credit risk, call risk, and, to a limited extent, event risk. The Fund is also subject to risks associated with investments in currency-hedged foreign bonds, including country/regional risk and currency hedging risk.

Within the same section, the following text is added after the fourth bullet:

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies.

Currency hedging risk is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1497 062013

Vanguard Managed Payout Growth Focus Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Managed Payout Funds

Supplement to the Prospectus Dated March 28, 2013

Changes in Underlying Fund Allocations

Each of the Vanguard Managed Payout Funds has reallocated a portion of its bond holdings to Vanguard Total International Bond Index Fund, as previously approved by the Funds' board of trustees.

The Funds do not have fixed asset allocations. As described in the prospectus, the exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations.

Prospectus Text Changes

The following replaces similar text under 'Primary Investment Strategies' for each Fund:

Bonds and Cash. The Fund may invest in Vanguard Total Bond Market II Index Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Total International Bond Index Fund (and/or other Vanguard bond funds) to capture the investment returns of U.S. and foreign fixed income markets. Through its investments in one or more Vanguard bond funds, the Fund will indirectly invest, to varying degrees, in a wide spectrum of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund may also invest a portion of its assets in a Vanguard money market fund that invests in high-quality, short-term money market instruments.

In each Fund's 'Primary Risks' section, the following replaces the first paragraph under Bond Risks:

The Fund's investments in underlying funds that invest in bonds or money market instruments subject it to bond risks, such as interest rate risk, income risk, credit risk, call risk, and, to a limited extent, event risk. The Fund is also subject to risks associated with investments in currency-hedged foreign bonds, including country/regional risk and currency hedging risk.

Within the same section, the following text is added after the fourth bullet:

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies.

Currency hedging risk is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1497 062013

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Valley Forge Funds
Central Index Key	dei_EntityCentralIndexKey	0000889519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 3, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 3, 2013
Vanguard Managed Payout Distribution Focus Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 28, 2013
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	33.00%
Vanguard Managed Payout Growth and Distribution Fu | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 28, 2013
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	32.00%
Vanguard Managed Payout Growth Focus Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 28, 2013
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	50.00%